Income Tax (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Currently payable:
Federal	$ 146,745	$ 553,812	$ 278,927
State	78,765	127,605	92,838
Deferred:
Federal	247,295	(321,387)	150,577
State	34,157	(28,414)	(25,546)
Income tax expense	$ 506,962	$ 331,616	$ 496,796